UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARTIN CURRIE EMERGING MARKETS FUND

FORM N-Q

DECEMBER 31, 2015

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.3%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 2.2%
Hyundai Mobis Co., Ltd.	262	$54,679	(a)

Automobiles - 2.1%
Brilliance China Automotive Holdings Ltd.	42,000	52,600	(a)

Hotels, Restaurants & Leisure - 1.4%
Genting Malaysia Berhad	35,500	36,158	(a)

Media - 4.0%
Naspers Ltd.	743	101,587	(a)

Multiline Retail - 1.8%
Woolworths Holdings Ltd.	6,810	44,007	(a)

TOTAL CONSUMER DISCRETIONARY		289,031

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
AMBEV SA	4,300	19,254	(a)

Food & Staples Retailing - 1.3%
BGF Retail Co., Ltd.	228	33,058	(a)

TOTAL CONSUMER STAPLES		52,312

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
CNOOC Ltd.	31,000	31,864	(a)
Cosan Ltd., Class A Shares	5,700	21,033
Lukoil PJSC, Sponsored ADR	1,107	35,467	(a)

TOTAL ENERGY		88,364

FINANCIALS - 23.4%
Banks - 18.8%
Banco Santander Chile, ADR	2,000	35,280
Credicorp Ltd.	581	56,543
CTBC Financial Holding Co., Ltd.	129,315	66,117	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	7,600	41,804
HDFC Bank Ltd., ADR	900	55,440
Industrial & Commercial Bank of China Ltd., Class H Shares	213,000	127,575	(a)
OTP Bank PLC	1,324	27,302	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	48,700	39,806	(a)
State Bank of India, GDR	600	20,250	(b)

Total Banks		470,117

Insurance - 3.3%
AIA Group Ltd.	7,800	46,469	(a)
China Taiping Insurance Holdings Co., Ltd.	11,800	36,240	*(a)

Total Insurance		82,709

Real Estate Investment Trusts (REITs) - 1.3%
Macquarie Mexico Real Estate Management SA de CV	26,200	33,429	*

TOTAL FINANCIALS		586,255

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 1.6%
St. Shine Optical Co., Ltd.	2,000	39,952	(a)

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd.	2,417	48,257	(a)

TOTAL HEALTH CARE		88,209

INDUSTRIALS - 3.4%
Commercial Services & Supplies - 1.1%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,571	27,536	(a)

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Electrical Equipment - 0.4%
Jiangnan Group Ltd.	56,000	$10,940	(a)

Road & Rail - 1.0%
Localiza Rent A Car SA	3,800	23,736	(a)

Transportation Infrastructure - 0.9%
Wilson Sons Ltd.	2,700	22,533	(a)

TOTAL INDUSTRIALS		84,745

INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics Inc.	7,367	34,575	(a)

Internet Software & Services - 6.7%
Alibaba Group Holding Ltd., Sponsored ADR	700	56,889	*
Tencent Holdings Ltd.	5,700	111,342	(a)

Total Internet Software & Services		168,231

IT Services - 4.5%
Cognizant Technology Solutions Corp., Class A Shares	1,100	66,022	*
EPAM Systems Inc.	600	47,172	*

Total IT Services		113,194

Semiconductors & Semiconductor Equipment - 7.2%
Media Tek Inc.	3,000	22,672	(a)
SK Hynix Inc.	767	19,802	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,100	138,775

Total Semiconductors & Semiconductor Equipment		181,249

Technology Hardware, Storage & Peripherals - 8.1%
Lenovo Group Ltd.	54,000	54,415	(a)
Samsung Electronics Co., Ltd.	139	148,428	(a)

Total Technology Hardware, Storage & Peripherals		202,843

TOTAL INFORMATION TECHNOLOGY		700,092

MATERIALS - 5.2%
Chemicals - 4.0%
LG Chem Ltd.	149	41,153	(a)
Mexichem SA de CV	13,600	30,531
PTT Global Chemical PCL	20,500	28,484	(a)

Total Chemicals		100,168

Metals & Mining - 1.2%
Southern Copper Corp.	1,200	31,344

TOTAL MATERIALS		131,512

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 3.4%
China Unicom (Hong Kong) Ltd.	38,000	46,129	(a)
Telkom South Africa SOC Ltd.	9,636	39,755	(a)

Total Diversified Telecommunication Services		85,884

Wireless Telecommunication Services - 2.4%
PT Tower Bersama Infrastructure Tbk	52,200	22,105	*(a)
Turkcell Iletisim Hizmetleri AS	11,445	38,820	(a)

Total Wireless Telecommunication Services		60,925

TOTAL TELECOMMUNICATION SERVICES		146,809

TOTAL COMMON STOCKS (Cost - $2,573,656)		2,167,329

INVESTMENTS IN UNDERLYING FUNDS - 9.1%
iShares MSCI India ETF	2,000	55,080
iShares Trust - iShares MSCI Emerging Markets Index Fund	1,600	51,504
WisdomTree India Earnings Fund	6,100	121,146

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $225,961)		227,730

See Notes to Schedule of Investments.

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY			SHARES	VALUE
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Itau Unibanco Holding SA (Cost - $44,995)			4,590	$29,994	(a)

		EXPIRATION DATE	WARRANTS
WARRANTS - 1.9%
Merrill Lynch International & Co. (Magnit PJSC) (Cost - $60,471)		7/12/18	307	47,219	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,905,083)				2,472,272

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $21,337)	0.225%		21,337	21,337

TOTAL INVESTMENTS - 99.4% (Cost - $2,926,420#)				2,493,609
Other Assets in Excess of Liabilities - 0.6%				16,042

TOTAL NET ASSETS - 100.0%				$2,509,651

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$21,033	$67,331	—	$88,364
Financials	242,746	343,509	—	586,255
Information technology	308,858	391,234	—	700,092
Materials	61,875	69,637	—	131,512
Other common stocks	—	661,106	—	661,106
Investments in underlying funds	227,730	—	—	227,730
Preferred stocks	—	29,994	—	29,994
Warrants	—	47,219	—	47,219

Total long-term investments	$862,242	$1,610,030	—	$2,472,272

Short-term investments†	21,337	—	—	21,337

Total investments	$883,579	$1,610,030	—	$2,493,609

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $1,534,327 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$40,518
Gross unrealized depreciation	(473,329)

Net unrealized depreciation	$(432,811)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016